UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported)_____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001630159

FNA VII, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	N/A

Central Index Key Number of underwriter (if applicable):	N/A

John Eisinger, (303) 398-2960
Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 28, 2023, of KPMG International Limited, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG International Limited pertaining to FNA VII, LLC’s Class A Series 2023-1.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 28, 2023, of KPMG International Limited.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FNA VII, LLC (Securitizer, Depositor or Underwriter)

Date March 31, 2023

/s/ John Eisinger	(Signature)*

*Print name and title of the signing officer under his signature.

Name: John Eisinger
Title: Chief Executive Officer and President